RELATED PARTY TRANSACTIONS (Detail Textuals)	Dec. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Due to related parties	$ 68,397
Chief executive officer
Related Party Transaction [Line Items]
Due to related parties	$ 68,397